Significant Risks - Schedule of Revenue from the Customer Accounted (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Customer A [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	$ 1,175,872	$ 947,824	$ 1,095,823
Accounts receivables, gross	2,790
Customer B [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue		509,600	1,944,592
Accounts receivables, gross
Customer [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	1,175,872	1,901,634	3,040,415
Accounts receivables, gross	$ 2,790	$ 3,522
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of revenue	19.00%	22.00%	14.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of revenue		12.00%	25.00%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of revenue	19.00%	44.00%	39.00%
Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue		$ 444,210
Accounts receivables, gross		$ 3,522
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Percentage of revenue		10.00%